13 Financial assets and financial liabilities (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of redesignated financial assets and liabilities [line items]
Cash and cash equivalents	R$ 943,209	R$ 62,260	R$ 25,490	R$ 11,768
Restricted cash	(16,841)	(18,810)
Trade receivables	135,240	63,680
Total	26,642	25,264
Current		556
Non-current		663
Financial Assets At Amortised Cost [Member]
Disclosure of redesignated financial assets and liabilities [line items]
Cash and cash equivalents	943,209	62,260
Restricted cash	16,841	18,810
Trade receivables	135,240	63,680
Related parties		1,598
Total	1,095,290	146,348
Current	1,083,436	120,705
Non-current	11,854	25,643
Derivatives Not Designated As Hedging Instruments [Member]
Disclosure of redesignated financial assets and liabilities [line items]
Total		1,219
Cross-currency interest rate swaps		1,219
Current		556
Non-current		R$ 663